Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2011
Assets And Liabilities Held For Sale Current [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]

As at December 31, 2011 and 2010 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	-	11
Trade and other receivables	-	2
Inventories	-	1
Property, plant and equipment	1	2
Trade and other payables	-	(3)
Net assets	1	13